CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities:
Net loss	$ (64,198)	$ (55,108)	$ (75,521)	$ (51,511)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	10,068	8,655	11,906	5,476
Depreciation and amortization expense	274	68	96	68
Accretion of discounts and amortization of premiums on investments, net	(1,912)	(2,118)	(3,057)	(910)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(82)	(128)	483	4,677
Other long-term assets	789	(70)	(110)	(1,872)
Accounts payable	(1,488)	880	(164)	1,368
Accrued and other liabilities	(4,152)	5,948	9,999	3,672
Operating lease assets and liabilities, net	220	9	(26)	43
Other liabilities	332	(114)	(384)	(133)
Net cash used in operating activities	(60,149)	(41,978)	(56,778)	(39,122)
Cash flow from investing activities:
Purchases of short-term investments	(19,683)	(96,194)	(123,982)	(147,623)
Maturities of short-term investments	62,583	102,500	136,000	154,744
Purchases of property and equipment		(78)	(142)	(195)
Net cash provided by investing activities	42,900	6,228	11,876	6,926
Cash flow from financing activities:
Proceeds from sale of common stock in connection with ATM, net	23,635	44,888	44,888
Payments for offering costs	(307)	(234)	(234)	(371)
Proceeds from issuance of common stock under ESPP	308	228	356	150
Proceeds from issuance of common stock upon exercise of stock options	1,237	651	986	617
Net cash provided by financing activities	24,873	45,533	45,996	396
Net increase in cash and cash equivalents	7,624	9,783	1,094	(31,800)
Cash and cash equivalents at the beginning of the year	23,491	22,397	22,397	54,197
Cash and cash equivalents at the end of the period	31,115	32,180	$ 23,491	22,397
Supplemental disclosure of noncash investing and financing activities:
Right-of-use asset obtained in exchange for operating lease liability	$ 206			765
Deferred offering costs included in accounts payable				$ 15